Capital Structure	12 Months Ended
Dec. 31, 2011
Capital Structure
Capital Structure

15.Capital Structure

(a)Common Stock: Under the amended and restated articles of incorporation, the Company's authorized common stock consists of 755,000,000 shares of common stock, par value $0.001 per share, divided into 750,000,000 Class A Common Shares and 5,000,000 Class B Common Shares. As of December 31, 2010 and 2011, the Company had a total of 55,870,299 and 60,898,297 Class A Common Shares outstanding, respectively, and no other class of shares outstanding.

Each holder of Class A Common Shares is entitled to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of Class A Common Shares are entitled to receive ratably all dividends, if any, declared by the Company's board of directors out of funds legally available for dividends. Upon dissolution, liquidation or sale of all or substantially all of the Company's assets, after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, Class A Common Share holders are entitled to receive pro rata the Company's remaining assets available for distribution. Holders of Class A Common Shares do not have conversion, redemption or pre-emptive rights.

On April 13, 2009, the Company’s Board of Directors approved to negotiate and execute a Controlled Equity Offering Agreement (the “CEO Agreement”) with Cantor Fitzgerald & Co. (“Cantor”), providing for the issuance and sale of up to 10,000,000 Company’s Class A Common Shares. This offering was completed on June 7, 2009, with total net proceeds from the sale of $42.5 million.

On June 3, 2009, the Company’s Board of Directors approved an amendment to the Company’s CEO Agreement, for the issuance and sale of up to a further 10,000,000 Class A Common Shares. This offering was completed on October 2, 2009, with total net proceeds from the sale of $41.2 million.

On November 10, 2009, the Company, Allseas, and Loretto Finance Inc., a wholly owned subsidiary of Allseas, signed a tripartite agreement, whereby the Company agreed to issue and sell to Allseas, via Loretto, 1,023,801 shares, representing 2% of the Company’s common shares as of November 10, 2009, in order to ensure Allseas’ continued services, at a selling price of $3.68 per share. The selling price was based on the Company’s average share price over the period from May 2009 to November 2009, less a 10% discount. According to the agreement, the shares sold to Loretto were not transferrable for a period of one year. The selling price of $3.68 per share was lower than the fair value based on the average of the high-low trading price of the shares on the date the agreement was concluded, which was $4.425 per share. The fair value of the shares granted on November 10, 2009, based on the market price of the shares on the NASDAQ amounts to $4,530,319. The consideration received from Loretto Finance Inc. amounted to $3,767,588. The excess of the fair value of the shares granted over the consideration received is deemed share based compensation for management services, and amounts to $762,732. The agreement further provides that in the event of a capital increase, an equity offering or the issuance of shares to a third party in the future, the Company will issue at that time to Loretto at no cost whatever to the latter additional common shares to maintain Loretto’s shareholding of the Company’s total issued and outstanding shares at 2%.

On October 12, 2010, the Company entered into a Controlled Equity Offering Sales Agreement with Cantor Fitzgerald & Co. as sales agent, and on the same date the Company filed a prospectus supplement to the shelf registration statement relating to the offer and sale up to 15,000,000 common shares, par value $0.001 per share, from time to time through Cantor Fitzgerald & Co., as agent for the offer and sale of the common shares. As of December 31, 2010, 3,071,000 common shares had been sold under the Controlled Equity Offering with net proceeds amounting to $11.0 million and 2% of the shares sold or 61,420 shares with a fair value of $226,459 were granted to Loretto for no consideration. In 2011, a further 3,848,900 common shares were sold under the Controlled Equity Offering with net proceeds amounting to 12.2 million and 2% of the shares sold or 76,978 with a fair value of $248,416 were granted to Loretto for no consideration (also refer to Note 10).

(b)Preferred Stock: Under the amended and restated articles of incorporation, the Company's authorized preferred stock consists of 25,000,000 shares of preferred stock, par value $0.001 per share, and there was none issued and outstanding at December 31, 2010 and 2011.

(c)Warrant Agreement: During 2006, the Company entered into a warrant agreement in connection with the private placement whereby it issued one fifth of a warrant, attached to each Class A Common Share. In total 2,299,531 warrants were issued by the Company. Each warrant entitles the holder to purchase one Class A Common Share at an exercise price of $10.00 per share and became exercisable upon the public offering of the Company's Class A Common Shares and may be exercised at any time thereafter until expiration. As of December 31, 2010 there were 290,006 warrants outstanding, which were expired on November 21, 2011.